Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments [Text Block]
Note 7	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$3.07
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Balance, June 30, 2013	2,700,513	$0.75

At June 30, 2013, the Company has 2,700,513 share purchase warrants outstanding exercisable at $0.75 per share until November 30, 2013.

During the nine months ended June 30, 2012, the exercise price and expiry of 200,000 warrants exercisable at $3.50 and expiring January 5, 2012 were modified with the fair value of this modification was determined to be $80,200 and was determined using the Black- Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.11%, expected life: 1.0 year, annualized volatility: 79.46%, dividend rate: 0%.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% the granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the nine months ended June 30, 2013 is presented below:

		Weighted
	Number of	Average	Weighted Average
	Shares	Exercise Price	Grant Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(150,000)	$3.86
Forfeited	(150,000)	$2.90
Outstanding at June 30, 2013	1,475,000	$2.77
Exercisable at June 30, 2013	705,000	$2.86
Exercisable at September 30, 2012	905,000	$2.81

At June 30, 2013, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
150,000	(1)	150,000	$3.10	June 30, 2014	-	1.00
400,000	(2)	400,000	$2.50	September 15, 2013	-	0.21
500,000	(3)	-	$2.50	October 19, 2013	-	0.30
5,000	(4)	5,000	$2.50	March 2, 2014	-	0.67
50,000	(5)	50,000	$3.50	June 30, 2014	-	1.00
100,000	(6)	100,000	$3.67	March 30, 2016	-	2.75
270,000	(7)	-	$3.00	February 8, 2017	-	3.61
1,475,000		705,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at June 30, 2013.

(1)

As at June 30, 2013 and September 30, 2012, these options had fully vested. During the year ended September 30, 2012, the expiry of these options was extended from June 3, 2013 to June 30, 2014. The fair value of this modification was determined to be $18,600 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.31%, expected life: 2.0 years, annualized volatility: 84.74%, dividend rate: 0%. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2012: $18,600).

(2)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2012: $ nil).

(3)

As at June 30, 2013 and September 30, 2012, none of these options have vested. The options vest as to 100,000 per compound entered into a phase II trial. The fair value of these options was calculated to be $740,000, which the Company has not yet recognized in the financial statements as the performance conditions have not yet been met.

(4)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the nine months ended June 30, 2013 (2011: $nil).

(5)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The Company did not recognize any stock-based compensation during the nine months ended June 30, 2013 (2012: $nil). During the year ended September 30, 2012, the expiry of these options was shortened from June 29, 2015 to June 30, 2014. The Company did not recognize any stock based compensation expense in connection with this modification because the fair value of the modified options was less than the fair value of the options under the old terms.

(6)

As at June 30, 2013 and September 30, 2012, these options had fully vested. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock-based compensation during the nine months ended June 30, 2013 (2012: $6,500).

(7)

As at June 30, 2013 and September 30, 2012, these options have not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock- based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

During the nine months ended June 30, 2013, 150,000 options were forfeited for which the Company had recognized stock-based compensation of $Nil (2012: $163,415) during the nine months ended June 30, 2013.

During the year ended September 30, 2012, 500,000 options were forfeited for which the Company had recognized stock-based compensation of $33,493 during the nine months ended June 30, 2012.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	Nine months ended June 30, 2013
	2013	2012
Risk-free interest rate	-	0.83% - 2.19%
Expected life of options	-	4.25 - 5.0 years
Annualized volatility	-	57.87% - 95.25%
Dividend rate	-	0.00%

At June 30, 2013, the following summarizes the unvested stock options:

			Weighted
			Average
	Number of	Weighted Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Expired	(100,000)	$3.86	$2.49
Unvested options at June 30, 2013	770,000	$2.68	$1.74

As at June 30, 2013, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in current fiscal year. There has been no stock-based compensation recognized in the financial statements for the nine months ended June 30, 2013 (2012: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones is not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

b)	Stock–based Compensation Plan – (cont’d)

Stock-based compensation amounts, including those relating to shares issued for services during the three and nine months ended June 30, 2013 and 2012 are classified in the Company’s Statement of Operations as follows:

	Three months ended		Nine months ended
	June 30,		June 30,
	2013	2012	2013	2012
Consulting fees	$-	$93,600	$-	$312,903
Research and development		-		80,200
	$-	$93,600	$-	$393,103

c)	Share Subscriptions Received

During the nine months ended June 30, 2013, the Company received $33,348 in share subscriptions in respect of a private placement which closed on July 5, 2013 (Note 9). In connection with these share subscriptions, the Company has agreed to pay a finder’s fee of $1,835. This amount is included in deferred financing fees at June 30, 2013, to be recorded as a share issuance costs upon closing of the transaction

Note 8	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2010	2,047,151	$2.87
Expired	(148,749)	$2.64
Exercised	(700,000)	$2.25
Issued	1,457,077	$3.07
Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16

At September 30, 2012, the Company has 4,250,141 currently exercisable share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
853,075	$3.00	November 18, 2012
16,419	$4.50	November 25, 2012
307,800	$2.00	December 6, 2012
200,000	$1.50	January 5, 2013
135,000	$2.00	February 9, 2013
4,000	$2.00	February 9, 2013
33,334	$4.00	April 20, 2013
2,700,513	$0.75	November 30, 2013
4,250,141

During the year ended September 30, 2012, the exercise price and expiry of 200,000 warrants exercisable at $3.50 and expiring January 5, 2012 were modified and extended such that these warrants are now exercisable at $1.50 until January 5, 2013. The fair value of this modification was determined to be $80,200 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.11%, expected life: 1.0 year, annualized volatility: 79.46%, dividend rate: 0%.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4-year period with 25% the granted vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the year ended September 30, 2012 is presented below:

		Weighted
		Average	Weighted
		Exercise	Average Grant
	Number of Shares	Price	Date fair value
Outstanding at September 30, 2010	2,775,000	$3.29
Forfeited	(1,000,000)	$3.93
Cancelled	(50,000)	$2.75
Granted	650,000	$4.06	$2.95
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Exercisable at September 30, 2012	905,000	$2.81
Exercisable at September 30, 2011	930,000	$2.90
At September 30, 2012, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
50,000	(1)	50,000	$3.75	November 1, 2012	-	0.09
100,000	(2)	-	$3.86	December 1, 2012	-	0.17
150,000	(3)	150,000	$3.10	June 30, 2014	-	1.75
400,000	(4)	400,000	$2.50	September 15, 2013	-	0.96
500,000	(5)	-	$2.50	October 19, 2013	-	1.04
5,000	(6)	5,000	$2.50	March 2, 2014	-	1.42
50,000	(7)	50,000	$3.50	June 30, 2014	-	1.75
150,000	(8)	150,000	$3.72	February 24, 2016	-	3.40
100,000	(9)	100,000	$3.67	March 30, 2016	-	3.50
270,000	(10)	-	$3.00	February 8, 2017	-	4.36
1,775,000		905,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at September 30, 2012.

(1)

As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2012 (2011: $nil). Subsequent to September 30, 2012, these options expired unexercised.

(2)

As at September 30, 2012 and 2011, these options have not vested. The options vest upon the Company listing its shares on the American Stock Exchange or any other nationally recognized stock exchange by December 1, 2012 or in the event of a change of control a listing on a nationally recognized stock exchange is not required. No stock- based compensation has been recorded in the financial statements as the performance condition has not yet been met. Subsequent to September 30, 2012, these options expired unexercised.

(3)

As at September 30, 2012 and 2011, these options had fully vested. During the year ended September 30, 2012, the expiry of these options was extended from June 3, 2013 to June 30, 2014. The fair value of this modification was determined to be $18,600 and was determined using the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate: 0.31%, expected life: 2.0 years, annualized volatility: 84.74%, dividend rate: 0%.

(4)

As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options during the year ended September 30, 2012 (2011: $500,000).

(5)

As at September 30, 2012 and 2011, none of these options have vested. The options vest as to 100,000 per compound entered into a phase II trial. The fair value of these options was calculated to be $740,000, which the Company has not yet recognized in the financial statements as the performance conditions have not yet been met.

(6)	As at September 30, 2012 and 2011, these options had fully vested. The Company did not recognize any stock-based compensation for these options in the year ended September 30, 2012 (2011: $nil).

(7)

As at September 30, 2012 and 2011 these options had fully vested. The Company did not recognize any stock-based compensation for the year ended September 30, 2012 (2011: $125,000). During the year ended September 30, 2012, the expiry of these options was shortened from June 29, 2015 to June 30, 2014. The Company did not recognize any stock based compensation expense in connection with this modification because the fair value of the modified options was less than the fair value of the options under the old terms.

(8)

As at September 30, 2012, these options had fully vested (2011: none of these options have vested). The options vested on February 24, 2012. The fair value of these options was calculated to be $406,500, of which the Company recognized stock-based compensation in the amount of $163,415 for the year ended September 30, 2012 (2011: $243,084).

(9)

These options were granted during the year ended September 30, 2011. At September 30, 2011, 75,000 of these options had vested. The remaining 25,000 options vested during the year ended September 30, 2012. The fair value of these options at issuance was calculated to be $267,000, of which the Company has recognized $6,500 as stock based compensation during the year ended September 30, 2012 (2011: $120,250).

(10)

As at September 30, 2012 and 2011, these options have not vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

During the year ended September 30, 2012, a total of 1,100,000 options were forfeited for which the Company had recognized stock-based compensation of $158,493 in respect of these options. The Company recognized stock-based compensation of $33,493 in respect of these options during the year ended September 30, 2012 (2011: $Nil).

During the year ended September 30, 2011, a total of 1,000,000 options were forfeited for which the Company had recognized stock based compensation of $708,917 in respect of these options. Of this total, $284,828 of stock based compensation expense had been recognized during the year ended September 30, 2011.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	2012	2011
Risk-free interest rate	0.83% - 2.19%	0.96% - 2.21%
Expected life of options	4.25 - 5.0 years	4.5 - 5.0 years
Annualized volatility	57.87% - 95.25%	56.27% - 62.52%
Dividend rate	0%	0%

At September 30, 2012, the following summarizes the unvested stock options:

			Weighted
		Weighted	Average
	Number of	Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2010	1,161,667	$2.98	$1.80
Granted	650,000	$4.06	$2.61
Forfeited/Cancelled	(225,000)	$3.47	$2.51
Vested	(141,667)	$3.57	$2.59
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82

As at September 30, 2012, there was no unrecognized compensation cost associated with unvested share-based compensation awards that will become vested exclusive of achieving any performance milestones that is expected to be recognized in current fiscal year. There has been no stock-based compensation recognized in the financial statements for the year ended September 30, 2012 (2011: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

Stock-based compensation amounts, including those relating to shares issued for services during the years ended September 30, 2012 and 2011 are classified in the Company’s Statement of Operations as follows:

	Years ended September 30,
	2012	2011
Consulting fees	$312,903	$1,273,162
Research and development	80,200	-
	$393,103	$1,273,162